Dividends	6 Months Ended
Jun. 30, 2024
Dividends
Dividends

12. Dividends

The 2023 final dividend was approved by shareholders at the Annual General Meeting on 23 April 2024 and the payment made on 29 April 2024 to shareholders on the register at the close of business on 15 March 2024.

NatWest Group plc announces an interim dividend for 2024 of £500 million or 6 pence per ordinary share. The interim dividend will be paid on 13 September 2024 to shareholders on the register at close of business on 9 August 2024. The ex-dividend date will be 8 August 2024.